                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

         /s/  Steven Rohlfing    New York, New York    5/15/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $136,987
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                              PORTFOLIO APPRAISAL
                                                                    FORM 13F
                                                                 March 31, 2000
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    ITEM 1            ITEM 2        ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------            ------        ------        ------              ------          ------       ------          ------
                                                FAIR                           INVESTMENT
                      TITLE         CUSIP       MARKET      SHRS OR             DISCRETION        OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS       NUMBER      VALUE       PRN AMT  SH/PRN  SOLE     SHARED      MANAGERS   SOLE   SHARED  NONE
                                                (thousands)
--------------       --------       ------      ------      -------  ------  -------- ----------- --------   ----   ------  ----

Birmingham Steel
  Corp                 Common      091250100      8,357    1,630,600         1,507,848  122,752    NO     1,507,848  122,752
Bally Total
  Fitness Hldgs        Common      05873K108      6,828      278,699            257,801   20,898   NO       257,801  20,898
C-Cube Microsystems    Common      125015107      6,422       88,200             81,516    6,684   NO        81,516   6,684
Kroger Company         Common      501044101      6,147      350,000            322,511   27,489   NO       322,511  27,489
OfficeMax, Inc.        Common      67622M108      6,018      925,800            856,766   69,034   NO       856,766  69,034
Cendant Corpora-
  tion                 Common      151313103      5,793      310,000            285,963   24,037   NO       285,963  24,037
AT&T Corp              Common      001957109      5,631      100,000             92,420    7,580   NO        92,420   7,580
Park Place
  Entertainment        Common      700690100      5,625      486,500            449,622   36,878   NO       449,622  36,878
Laser Mortgage
  Mgt., Inc.           Common      51806D100      5,461    1,386,800          1,280,586  106,214   NO     1,280,586 106,214
Global Telesystems
  Group                Common      37936U104      5,043      246,000            227,355   18,645   NO       227,355  18,645
Healthsouth Corp.      Common      421924101      4,765      837,800            774,410   63,390   NO       774,410  63,390
Williams Companies,
  Inc.                 Common      969457100      4,587      104,400             96,487    7,913   NO        96,487   7,913
Tyco International
  Ltd.                 Common      902124106      4,511       90,000             83,178    6,822   NO        83,178   6,822
Triad Hospitals,
  Inc.                 Common      89579K109      4,147      247,600            229,324   18,276   NO       229,324  18,276
General Motors
  Corp.                Common      370442105      4,141       50,000             46,210    3,790   NO        46,210   3,790
Casino Data
  Systems              Common      147583108      3,884      757,804            680,614   77,190   NO       680,614  77,190
Xerox Corp.            Common      984121103      3,640      140,000            129,388   10,612   NO       129,388  10,612
Avista Corp.           Common      05379B107      3,464       85,000             78,558    6,442   NO        78,558   6,442
Marvel Enterprises
  Inc.                 Common      57383M108      3,285      553,200            513,716   39,484   NO       513,716  39,484
Qwest Communications
  International        Common      749121109      2,880       60,000             55,456    4,544   NO        55,456   4,544
UnitedGlobalCom Inc.   Common      913247508      2,627       35,000             32,348    2,652   NO        32,348   2,652
Phelps Dodge Corp      Common      717265102      2,369       50,000             46,210    3,790   NO        46,210   3,790
Unisys Corp            Common      909214108      2,312       90,000             83,180    6,820   NO        83,180   6,820


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Total Renal Care
  Holdings             Common      89151A107      2,296      734,600            676,122   58,478   NO       676,122  58,478
Laboratory Corpor-
 ation of America      Common      50540R409      2,189      515,000            475,711   39,289   NO       475,711  39,289
Harmonic Inc.          Common      413160102      2,081       25,000             23,106    1,894   NO        23,106   1,894
Pactiv Corporation     Common      695257105      1,930      222,200            204,758   17,442   NO       204,758  17,442
Progressive Corp       Common      743315103      1,902       25,000             23,106    1,894   NO        23,106   1,894
CMS Energy Corp.       Common      125896100      1,813      100,000             92,420    7,580   NO        92,420   7,580
Radio Unica Communi-
  cations Corp         Common      75040Q106      1,796      152,000            140,075   11,925   NO       140,075  11,925
Telespectrum
  Worldwide            Common      87951U109      1,796      256,500            238,195   18,305   NO       238,195  18,305
MBNA Corporation       Common      55262L100      1,785       70,000             64,694    5,306   NO        64,694   5,306
AT& T Canada           Common      00207Q202      1,769       29,000             26,803    2,197   NO        26,803   2,197
Fairchild Semi-
  conductor Inter-
  national Inc.        Common      303726103      1,460       40,000             36,968    3,032   NO        36,968   3,032
Equifax, Incorporated  Common      294429105      1,263       50,000             46,210    3,790   NO        46,210   3,790
USX US Steel Group     Common      90337T101      1,250       50,000             46,210    3,790   NO        46,210   3,790
Tenet Healthcare       Common      88033G100      1,150       50,000             46,210    3,790   NO        46,210   3,790
Global Light Tele-
  communications Ins.  Common      37934X100      1,128       55,000             50,832    4,168   NO        50,832   4,168
Gateway, Inc.          Common      367626108      1,114       21,000             19,408    1,592   NO        19,408   1,592
MDU Communications
  Intl                 Common      582828109        650      100,000             92,420    7,580   NO        92,420   7,580
BCE, Inc.              Common      05534B109        504        4,017                  0    4,017   NO             0   4,017
C-Cube Semiconductor
  W/I                  Common      12501P103        428       15,000             13,864    1,136   NO        13,864   1,136
3Com Corporation       Common      885535104        184        3,300              3,050      250   NO         3,050     250
Goldman Sachs Put
  April Strike 100     Common      38141G0DT        234          550   Put          550        0   NO           550        0
Unisys Corp Put May
  Strike 25            Common      9092140QE        138          500   Put          462       38   NO           462       38
Tenet Healthcare Call
  April 20             Common      88033G0DD         94          300   Call         277       23   NO           277       23
Qwest Communications
  Int'l Inc Call
  April Strike 60      Common      7491211DL          9          500   Call         462       38   NO           462       38
SPX Put April Strike
  1325                 Common      648815MPE         12           66   Put           61        5   NO            61        5
SPX Put April Strike
  1350                 Common      648815MPJ         35          132   Put          122       10   NO           122       10
SPX Put April Strike
  1400                 Common      648815YPT         36           60   Put           56        4   NO            56        4
SPX Put April Strike
  1425                 Common      648815YPE         36           40                 37        3   NO            37        3

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